Stockholders' Equity (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 08, 2018	Oct. 30, 2020	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Mar. 31, 2022
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			75,000,000	75,000,000		75,000,000
Common stock, par value			$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, authorized shares			5,000,000	5,000,000		5,000,000
Preferred stock, par value per share			$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Voting Rights				one
Purchase price per unit	$ 10			$ 10
Offering costs from the issuance of common stock			$ 967,620
Exercise price				$ 11.5
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Sale of stock		5,000,000
Purchase price per unit		$ 2.4
Gross proceeds from public offering		$ 12,000,000
Offering costs from the issuance of common stock		1,000,000
Net proceeds from public offering		$ 11,000,000
Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Purchase price per unit	$ 10
Sale of stock	5,750,000
Exercise price				$ 11.5
Underwriters [Member] | Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Sale of stock	750,000